INTANGIBLE ASSET, NET (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expenses	$ 390,000